CAPITAL DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Capital Disclosures [Abstract]
Disclosure of detailed information about debt to funds flow ratio [text block]
The following table calculates Vermilion’s ratio of net debt to fund flows from operations:

	Year Ended
($M except as indicated)	Dec 31, 2017	Dec 31, 2016
Long-term debt	1,270,330	1,362,192
Current liabilities	363,306	290,862
Current assets	(261,846)	(225,906)
Net debt	1,371,790	1,427,148

Fund flows from operations	602,565	510,791

Ratio of net debt to fund flows from operations	2.3	2.8